Basis of Preparation and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Company's Corporates Structure
These consolidated financial statements include the financial statements of Embraer and subsidiaries listed below:

			Interest (%)
Entity			2024	2023	Country	Core activities
Directly controlled
ELEB Equipamentos Ltda.			100%	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.			100%	100%	USA	Concentrates corporate activities in the USA
Embraer Aviation International - EAI			100%	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.			100%	100%	Brazil	Coordinates investments in the Defense & Security segments
Embraer GPX Ltda.			100%	100%	Brazil	No operations
Embraer Netherlands B.V.			100%	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Netherlands Finance B.V.			100%	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Overseas Ltd.			100%	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL			100%	100%	Spain	Concentrates corporate activities abroad
Fundo de Investimento em Participações Embraer Ventures			100%	100%	Brazil	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
Yaborã Indústria Aeronáutica S.A.			100%	100%	Brazil	No operations
Indirectly controlled
Airholding S.A.			100%	100%	Portugal	Coordinates investments in subsidiaries in Portugal
Atech - Negócios em Tecnologias S.A.			100%	100%	Brazil	Development and control, communications, computer and intelligence services
Coqueiro Par Participações Ltda. (“Coqueiro”)	(i	)	100%	—	Brazil	Participation in other companies.
ECC Investment Switzerland AG			100%	100%	Switzerland	Coordinates investments in subsidiaries abroad
Embraer (China) Aircraft Technical Services Co. Ltd.			100%	100%	China	Sale of spare parts and support services in China
Embraer Aircraft Customer Services, LLC			100%	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC			100%	100%	USA	Maintenance of aircraft and components
Embraer Asia Pacific PTE. Ltd.			100%	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Business Innovation Center, Inc.			100%	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer CAE Training Services (NL) B.V.			51%	51%	Netherlands	Pilot, mechanic and crew training
Embraer CAE Training Services (U.K.) Limited			51%	51%	United Kingdon	Pilot, mechanic and crew training
Embraer CAE Training Services, LLC			51%	51%	USA	Pilot, mechanic and crew training
Embraer Defense and Security, Inc.			100%	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Engineering & Technology Center USA, Inc.			100%	100%	USA	Engineering services related to aircraft research and development
Embraer Executive Aircraft, Inc.			100%	100%	USA	Final assembly and delivery of executive jets
Embraer Executive Jet Services, LLC			100%	100%	USA	After sale support and aircraft maintenance
Embraer Finance Ltd.			100%	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Portugal S.A.			100%	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Eve Holding, Inc. (“Eve Holding”)	(ii	)	83.7%	89.4%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Eve Soluções de Mobilidade Aérea Urbana Ltda.	(ii	)	83.7%	89.4%	Brazil	Eve subsidiary with operations in Brazil.
Eve UAM, LLC.	(ii	)	83.7%	89.4%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EZS Informática S.A.	(i	)	100.0%	76.6%	Brazil	Retail trade of computer products, maintenance, repair and related services
OGMA - Indústria Aeronáutica de Portugal S.A.			65%	65%	Portugal	Aviation maintenance and production
Tempest Security Intelligence Limited	(i	)	100%	76.6%	United Kingdon	Retail trade of computer products, maintenance, repair and related services
Tempest Serviços de Informática S.A. (“Tempest”)	(i	)	100%	76.6%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Visiona Internacional B.V.			51%	51%	Netherlands	International subsidiary of Visiona
Visiona Tecnologia Espacial S.A.			51%	51%	Brazil	Supply and development of satellite solutions
Joint operations
EZ Air Interior Limited			50%	50%	Ireland	Fabrication of interiors for commercial aircraft
The main changes that occurred during 2024 are:

(i)
In May 2024, Embraer Defesa e Segurança Participações S.A. acquired the entire interests of Coqueiro, which owns a 23.4% interest in Tempest. As a result of this acquisition, the Company’s ownership interest in EZS Informática S.A., Tempest, and Tempest Security Intelligence Limited increased to 100%.

(ii)
The reduction in the interest share to 83.7% was mainly driven by the issuance of 27,218,588 new shares by Eve Holding, following a capital contribution of US$ 95.6, and the cancelation of 8,296,470 warrants. Embraer Aircraft Holding contributed US$ 30 and received 7,500,000 shares, while other investors contributed US$ 65.6 in total and received 19,718,588 shares. As a result, the Company’s interest in Eve Soluções de Mobilidade Aérea Urbana Ltda. and Eve UAM, LLC., subsidiaries of Eve Holding, decreased by the same proportion. Out of US$ 47.4 result in transaction with non-controlling interest
, US$ 45.6 is attributed to this transaction and the corresponding transaction costs.

Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life	Depreciation is calculated by the straight-line method based on the asset’s estimated useful life, as shown below:

Class of assets	Estimated useful life
Buildings and improvements	30 to 60 years
Installations	5 to 25 years
Machinery and equipment	10 to 35 years
Furniture and fixtures	5 to 30 years
Vehicles	5 to 10 years
Aircraft	5 to 51 years
Computers and peripherals	2 to 10 years
Tooling	10 to 25 years
Exchange pool program assets	27 to 32 years